CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Cash dividends paid, per share of common stock	$ 0.27	$ 0.27	$ 0.24